Emission Trading System (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Emission Trading System
EU ETS receivables for 2025 due at September 30, 2026 (refer to Note 18 (b))	$ 6,038	$ 6,597
EU ETS receivables for 2026 due at September 30, 2027	5,308
Total ETS receivables	11,346	6,597
EU ETS liabilities for 2025 due at September 30, 2026 (refer to Note 18)	6,038	6,805
EU ETS liabilities for 2026 due at September 30, 2027	5,519
Total ETS liabilities	$ 11,557	$ 6,805